Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 18 – Subsequent Events

On April 1, 2024, it is announced to the public that CXApp will be partnering with Google Cloud to define a new category in enterprise software: Employee Experiences. Google Cloud powers most of CXApp’s enterprise customer applications and is a natural partner to aid in expanding service offerings. As part of the agreement, Google and its service partners will provide advanced services including end-to-end security, analytics and monitoring as well as usage-based SaaS performance enhancements to create the best-in-class cloud-mobile experience to CXApp’s clients on the new CXAI Platform.

CXAI Platform is expected to be first deployed in the summer. Google has agreed to add the CXAI application platform to the Google Marketplace and signed a go-to-market partnership agreement. This would enable all of Google’s existing clients to have access to the CXAI platform with seamless and automated delivery.

On April 18, 2024, the Company received a notice (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, because the Company is delinquent in filing its 2023 Form 10-K, the Company no longer complies with Nasdaq Listing Rule 5250(c)(1) (the “Listing Rule”), which requires companies with securities listed on Nasdaq to timely file all required periodic reports with the SEC.

In accordance with Nasdaq’s listing rules, the Company has 60 calendar days after the Notice to submit a plan of compliance (the “Plan”) to Nasdaq addressing how the Company intends to regain compliance with Nasdaq’s listing rules, and Nasdaq has the discretion to grant the Company up to 180 calendar days from the due date of the 2023 Form 10-K, or October 14, 2024, to regain compliance. The Company intends to submit the Plan and take the necessary steps to regain compliance with Nasdaq’s listing rules as soon as practicable.

On May 22, 2024, the Company entered into an equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024.

NOTE 20 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after December 31, 2023, up to the date that the consolidated financial statements were issued.

On January 3, 2024, the Company decided to streamline operations with a reorganization to drive efficiency using advanced technologies and a regional product and engineering support model. The Company is fully committed to all of its existing products and customers as well as its roadmap of AI based analytics and applications. As a result of this realignment, the Company expects operational efficiencies in excess of 25% as well as enhanced customer experiences moving forward.

In connection with the realignment described above, on January 3, 2024, it was determined that Leon Papkoff, Chief Product Officer, will separate from the Company effective January 4, 2024. The decision was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices. Mr. Papkoff’s separation from employment will be treated per his employment agreement with the Company dated March 29, 2023.

On April 18, 2024, the Company received a notice (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, because the Company is delinquent in filing its 2023 Form 10-K, the Company no longer complies with Nasdaq Listing Rule 5250(c)(1) (the “Listing Rule”), which requires companies with securities listed on Nasdaq to timely file all required periodic reports with the SEC.

In accordance with Nasdaq’s listing rules, the Company has 60 calendar days after the Notice to submit a plan of compliance (the “Plan”) to Nasdaq addressing how the Company intends to regain compliance with Nasdaq’s listing rules, and Nasdaq has the discretion to grant the Company up to 180 calendar days from the due date of the 2023 Form 10-K, or October 14, 2024, to regain compliance. The Company intends to submit the Plan and take the necessary steps to regain compliance with Nasdaq’s listing rules as soon as practicable.

On May 22, 2024, the Company entered into an equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024.